united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2023

Item 1. Reports to Stockholders.

Regents Park Hedged Market Strategy ETF

July 31, 2023

Semi-Annual Report

Advised by:

Anfield Capital Management, LLC

4041 MacArthur Blvd.

Suite 155

Newport Beach, CA 92660

www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Regents Park Hedged Market Strategy ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

Average Annual Total Return through July 31, 2023*, as compared to its benchmark:

	Six	One	Inception through***
	Month	Year	July 31, 2023
Regents Park Hedged Market Strategy ETF - NAV	7.52%	3.66%	-5.53%
Regents Park Hedged Market Strategy ETF - Market Price	7.55%	2.45%	-5.76%
S&P 500 Total Return Index **	13.52%	13.02%	1.45%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory service, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.75%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

***	As of the close of business on the day of commencement of trading on March 30, 2022.

Portfolio Composition as of July 31, 2023:

Compositions	Percentage of Net Assets
Corporate Bonds:
Banking	14.6%
Electric Utilities	3.6%
Food	3.4%
Automotive	3.1%
Oil and Gas Producers	3.1%
Specialty Finance	3.0%
Aerospace & Defense	2.6%
Real Estate Investment Trusts	2.1%
Gas & Water Utilities	1.8%
Other	16.6%
U.S Government & Agencies U.S Treasury Bills	30.5%
Index Options Purchased	0.4%
Other Assets in Excess of Liabilities	15.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9%
	AEROSPACE & DEFENSE — 2.6%
796,000	L3 Technologies, Inc.		3.9500	05/28/24	$785,232
1,500,000	Northrop Grumman Corporation		3.2500	08/01/23	1,499,999
500,000	Raytheon Technologies Corporation		3.7000	12/15/23	496,196
					2,781,427
	ASSET MANAGEMENT — 0.5%
500,000	Charles Schwab Corporation (The)		3.5500	02/01/24	493,865

	AUTOMOTIVE — 3.1%
500,000	Daimler Finance North America, LLC(a)		3.6500	02/22/24	494,395
400,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	396,347
525,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	518,822
1,000,000	General Motors Financial Company, Inc.		1.7000	08/18/23	998,004
1,000,000	Volkswagen Group of America Finance, LLC(a)		4.2500	11/13/23	995,419
					3,402,987
	BANKING — 14.6%
829,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	822,684
404,000	Bank of Montreal(b)		0.4500	12/29/23	394,656
500,000	Bank of Montreal		3.3000	02/05/24	493,705
250,000	BNP Paribas S.A.(a)		4.3750	09/28/25	241,534
663,000	BPCE S.A.(a)		5.7000	10/22/23	660,947
700,000	BPCE S.A.(a)		4.5000	03/15/25	675,413
500,000	Canadian Imperial Bank of Commerce		3.8500	02/16/24	495,253
500,000	Citibank NA		3.6500	01/23/24	495,356
500,000	Cooperatieve Rabobank UA(a)		3.8750	09/26/23	498,319
100,000	Cooperatieve Rabobank UA		4.6250	12/01/23	99,550
1,168,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,131,918
1,000,000	Danske Bank A/S(a)		3.8750	09/12/23	996,863
1,000,000	Discover Bank		4.2000	08/08/23	999,655
100,000	Fifth Third Bancorp		4.3000	01/16/24	99,193
850,000	Fifth Third Bancorp		3.6500	01/25/24	840,643
1,000,000	ING Bank N.V.(a)		5.8000	09/25/23	998,573
1,000,000	KeyBank NA(c)	SOFRRATE + 0.340%	5.4410	01/03/24	989,389
1,013,000	Natwest Group plc		3.8750	09/12/23	1,010,711

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9% (Continued)
	BANKING — 14.6% (Continued)
500,000	Nordea Bank Abp(a)		3.7500	08/30/23	$499,109
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	916,299
1,000,000	Svenska Handelsbanken A.B.		3.9000	11/20/23	994,403
131,000	Toronto-Dominion Bank (The)		0.4500	09/11/23	130,249
420,000	Toronto-Dominion Bank (The)		2.6500	06/12/24	408,977
1,000,000	Wells Fargo & Company		4.1250	08/15/23	998,604
					15,892,003
	BEVERAGES — 0.2%
267,000	Diageo Capital plc		3.5000	09/18/23	266,220

	BIOTECH & PHARMA — 1.0%
200,000	AbbVie, Inc.		3.7500	11/14/23	198,863
355,000	Bayer US Finance II, LLC(a)		3.8750	12/15/23	352,673
529,000	Gilead Sciences, Inc.		2.5000	09/01/23	527,759
					1,079,295
	CHEMICALS — 0.2%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	198,886

	CONTAINERS & PACKAGING — 0.3%
400,000	Ball Corporation		4.0000	11/15/23	396,818

	ELECTRIC UTILITIES — 3.6%
560,000	American Electric Power Company, Inc.		0.7500	11/01/23	553,161
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	339,011
700,000	Enel Finance International N.V.(a)		2.6500	09/10/24	675,574
500,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	482,492
1,300,000	Public Service Enterprise Group, Inc.		0.8410	11/08/23	1,282,364
464,000	Xcel Energy, Inc.		0.5000	10/15/23	459,136
					3,791,738
	ENTERTAINMENT CONTENT — 0.9%
1,000,000	Walt Disney Company (The) B		7.7500	01/20/24	1,009,057

	FOOD — 3.4%
150,000	Cargill, Inc.(a)		0.4000	02/02/24	145,770

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9% (Continued)
	FOOD — 3.4% (Continued)
1,415,000	Conagra Brands, Inc.		0.5000	08/11/23	$1,413,086
950,000	Danone S.A.(a)		2.5890	11/02/23	942,353
250,000	Mondelez International, Inc. B		2.1250	03/17/24	244,387
1,000,000	Nestle Holdings, Inc.(a)		3.3500	09/24/23	996,588
					3,742,184
	GAS & WATER UTILITIES — 1.8%
1,000,000	Korea Gas Corporation(a)		3.8750	02/12/24	990,004
1,000,000	Southern Company Gas Capital Corporation		2.4500	10/01/23	993,968
					1,983,972
	HEALTH CARE FACILITIES & SERVICES — 1.7%
434,000	Cigna Corporation		0.6130	03/15/24	419,990
500,000	CVS Health Corporation		4.0000	12/05/23	496,905
500,000	Laboratory Corp of America Holdings		4.0000	11/01/23	497,495
500,000	Laboratory Corp of America Holdings		3.2500	09/01/24	486,994
					1,901,384
	HOME CONSTRUCTION — 0.6%
700,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	698,197

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
500,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	494,851
500,000	Goldman Sachs Group, Inc. (The)		1.2170	12/06/23	491,766
200,000	Morgan Stanley(c)	SOFRRATE + 0.466%	5.5690	11/10/23	199,913
500,000	Morgan Stanley MTN(c)	SOFRRATE + 0.455%	5.6990	01/25/24	499,888
					1,686,418
	INSURANCE — 0.9%
500,000	American International Group, Inc.		4.1250	02/15/24	494,933
500,000	Pacific Life Insurance Company(a)		7.9000	12/30/23	503,025
					997,958
	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International, Inc.		4.1500	12/01/23	497,865

	MEDICAL EQUIPMENT & DEVICES — 1.4%
300,000	Baxter International, Inc.		0.8680	12/01/23	295,246

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.4% (Continued)
600,000	Becton Dickinson and Company		3.7340	12/15/24	$585,523
595,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	588,829
					1,469,598
	OIL & GAS PRODUCERS — 3.1%
950,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	947,890
480,000	Eni SpA(a)		4.0000	09/12/23	478,653
1,000,000	Phillips 66		0.9000	02/15/24	974,072
1,000,000	Plains All American Pipeline, L.P. / PAA Finance Corporation		3.8500	10/15/23	995,450
					3,396,065
	REAL ESTATE INVESTMENT TRUSTS — 2.1%
1,000,000	American Tower Corporation		0.6000	01/15/24	976,929
750,000	Crown Castle International Corporation		3.2000	09/01/24	728,606
375,000	Office Properties Income Trust		4.2500	05/15/24	353,687
200,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	199,137
					2,258,359
	RETAIL - CONSUMER STAPLES — 0.5%
500,000	Walgreens Boots Alliance, Inc.		0.9500	11/17/23	493,093

	SOFTWARE — 1.7%
500,000	Oracle Corporation		2.4000	09/15/23	498,068
1,300,000	VMware, Inc.		0.6000	08/15/23	1,297,461
					1,795,529
	SPECIALTY FINANCE — 3.0%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.8750	01/16/24	497,073
500,000	Ally Financial, Inc.		1.4500	10/02/23	495,963
1,500,000	American Express Company		3.4000	02/22/24	1,479,720
750,000	Capital One Financial Corporation(c)	SOFRRATE + 0.690%	1.3430	12/06/24	734,901
					3,207,657
	TECHNOLOGY HARDWARE — 0.9%
1,000,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	997,833

	TECHNOLOGY SERVICES — 0.8%
300,000	Fiserv, Inc.		3.8000	10/01/23	298,903

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9% (Continued)
	TECHNOLOGY SERVICES — 0.8% (Continued)
600,000	International Business Machines Corporation		3.6250	02/12/24	$593,609
					892,512
	TELECOMMUNICATIONS — 1.7%
980,000	British Telecommunications plc		4.5000	12/04/23	975,032
383,000	Sprint Corporation		7.8750	09/15/23	383,642
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	483,296
					1,841,970
	TRANSPORTATION & LOGISTICS — 1.0%
1,115,000	Penske Truck Leasing Company Lp / PTL Finance Corporation(a)		4.1250	08/01/23	1,115,000

	TRANSPORTATION EQUIPMENT 0.2%
250,000	Daimler Trucks Finance North America, LLC(a)		1.1250	12/14/23	245,952

	TOTAL CORPORATE BONDS (Cost $59,105,229)				58,533,842

Principal			Coupon
Amount ($)			Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.5%
	U.S. TREASURY BILLS — 30.5%
27,750,000	United States Treasury Bill(d)			08/03/23	27,741,900
4,000,000	United States Treasury Bill(d)			11/02/23	3,945,372
1,000,000	United States Treasury Note		2.2500	03/31/24	979,719
500,000	United States Treasury Note		2.5000	04/30/24	489,490
					33,156,481
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,183,436)				33,156,481

Contracts(e)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
25	S&P 500 INDEX	IB	10/20/2023	$4,300	$10,750,000	$80,875
25	S&P 500 INDEX	IB	11/17/2023	4,400	11,000,000	149,125
25	S&P 500 INDEX	IB	11/17/2023	4,500	11,250,000	196,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $611,602)					426,625

	TOTAL INDEX OPTIONS PURCHASED (Cost - $611,602)					426,625

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value

TOTAL INVESTMENTS - 84.8% (Cost $92,900,267)	$92,116,948
OTHER ASSETS IN EXCESS OF LIABILITIES- 15.2%	16,494,974
NET ASSETS - 100.0%	$108,611,922

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker/ Counterparty	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
425	CME E-Mini Standard & Poor’s 500 Index Futures	IB	09/15/2023	$98,058,125	$5,833,700
	TOTAL FUTURES CONTRACTS

A/S	- Anonim Sirketi

IB	- Interactive Broker

LLC	- Limited Liability Company

Lp	- Limited Partnership

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

S&P	- Standard & Poor’s

S.A.	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $16,596,591 or 15.3% of net assets.

(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Zero coupon bond.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2023

ASSETS
Investment securities:
At cost	$92,900,267
At fair value	$92,116,948
Cash	2,545,317
Deposits at broker for futures contracts	7,538,326
Unrealized appreciation on futures contracts	5,833,700
Interest receivable	599,777
Receivable for securities sold	236,553
TOTAL ASSETS	108,870,621

LIABILITIES
Payable for securities purchased	206,284
Investment advisory fees payable	52,415
TOTAL LIABILITIES	258,699
NET ASSETS	$108,611,922

Net Assets Consist Of:
Paid in capital	$114,430,345
Accumulated losses	(5,818,423)
NET ASSETS	$108,611,922

Net Asset Value Per Share:
Shares:
Net assets	$108,611,922
Shares of beneficial interest outstanding (a)	11,875,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.15

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2023

INVESTMENT INCOME
Interest	2,177,911
TOTAL INVESTMENT INCOME	2,177,911

EXPENSES
Investment advisory fees	459,281
TOTAL EXPENSES	459,281

NET INVESTMENT INCOME	1,718,630

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments and options purchased	(1,242,559)
Net realized gain from futures contracts	2,121,741
Net change in appreciation on investments and options purchased	189,086
Net change in unrealized appreciation on futures contracts	5,435,700
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,503,968

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,222,598

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	July 31, 2023	January 31, 2023 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,718,630	$2,056,708
Net realized loss from investments and options purchased	(1,242,559)	(2,621,462)
Net realized gain (loss) from future contracts	2,121,741	(11,058,377)
Net change in unrealized appreciation (depreciation) on investments and options purchased	189,086	(972,405)
Net change in unrealized appreciation on future contracts	5,435,700	398,000
Net increase (decrease) in net assets resulting from operations	8,222,598	(12,197,536)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(1,843,485)
Net decrease in net assets from distributions to shareholders	—	(1,843,485)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,028,333	192,654,653
Payments for shares redeemed	(45,989,160)	(42,513,481)
Net increase (decrease) in net assets from shares of beneficial interest	(35,960,827)	150,141,172

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,738,229)	136,100,151

NET ASSETS
Beginning of Period	136,350,151	250,000 (a)
End of Period	$108,611,922	$136,350,151

SHARE ACTIVITY
Shares Sold	1,175,000	20,950,000
Shares Redeemed	(5,325,000)	(4,925,000)
Net increase (decrease) in shares from beneficial interest outstanding	(4,150,000)	16,025,000

*	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

(a)	Beginning capital of $250,000 was contributed by fund management of Regents Park Funds, LLC, investment advisor to the Fund, in exchange for 25,000 shares of the fund in connection with the seeding of the Regents Park Hedged Market Strategy ETF, a series of the Trust.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Six Months Ended	Period Ended
	July 31, 2023	January 31, 2023 (a)
	(Unaudited)
Net asset value, beginning of period	$8.51	$10.00

Activity from investment operations:
Net investment income (b)	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.52	(1.52)
Total from investment operations	0.64	(1.38)

Less distributions from:
Net investment income	—	(0.11)
Total distributions	—	(0.11)
Net asset value, end of period	$9.15	$8.51
Market price, end of period	$9.12	$8.48
Total return (c)(d)	7.52%	(13.81	)% (h)
Market price total return (d)	7.55%	(14.11)%
Net assets, end of period (000s)	$108,612	$136,350

Ratio of net expenses to average net assets (e)	0.75%	0.75%
Ratio of net investment income to average net assets (e)(f)	2.79%	1.85%

Portfolio Turnover Rate (d)(g)	0%	412%

(a)	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(h)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2022 through January 31, 2023.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2023

(1)	ORGANIZATION

The Regents Park Hedged Market Strategy ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on March 30, 2022. The Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the Fund is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the -counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment -companies are valued at net asset value. The independent pricing- service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$58,533,842	$—	$58,533,842
U.S Government & Agencies	—	33,156,481	—	33,156,481
Index Options Purchased	426,625	—	—	426,625
Futures contracts**	5,833,700	—	—	5,833,700
Total	$6,260,325	$91,690,323	$—	$97,950,648

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of July 31, 2023 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and

Liabilities as of July 31, 2023:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Future Contracts - Equity Risk	Unrealized appreciation on futures contracts	$5,833,700
Put Options Purchased - Equity Risk	Investment securities; At fair value	426,625
		$6,260,325

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of July 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain from futures contracts/Net change in unrealized appreciation on futures contracts
Options Purchased	Net realized loss from investments and options purchased/Net change in appreciation on investments and options purchased

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended July 31, 2023:

Realized gain (loss) on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Equity Risk	Six Months Ended July 31, 2023
Futures contracts	$2,121,741	$2,121,741
Options Purchased	(1,246,532)	(1,246,532)

Net change in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Equity Risk	Six Months Ended July 31, 2023
Futures contracts	$5,435,700	$5,435,700
Options purchased	(239,410)	(239,410)

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $0 and $20,299,570, respectively. For the six months ended July 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and liabilities and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or nonrecurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto. For the six months ended July 31, 2023, the Fund incurred Advisory Fees of $459,281.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund. The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,900,341 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$2,464
Gross unrealized depreciation:	(600,880)
Net unrealized depreciation:	$(598,416)

The tax character of fund distributions paid for the period ended January 31, 2023, was as follows:

Fiscal Year Ended
January 31, 2023
Ordinary Income	$1,843,485
Long-Term Capital Gain	—
Return of Capital	—
$1,843,485

As of January 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$213,223	$—	$(3,229,236)	$(9,998,096)	$—	$(1,026,912)	$(14,041,021)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the mark-to-market on open Section 1256 futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

At January 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,151,808	$6,846,288	$9,998,096	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash- in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, calculation methodology risk, cash redemption risk, cash transactions risk, collateralized loan obligations risk, counterparty risk, cybersecurity risk, dependence on key personnel risk, derivatives risk, equity risk, ETF structure risks, failure to qualify as a regulated investment company risk, FLEX options risk, FLEX options valuation risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index risk, investment companies and ETFs risk, leveraging risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, operational risk, options risk, portfolio turnover risk, trading issues risk, underlying fund risk, U.S. government securities risk and volatility risk.

Derivatives Risk – The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Flex Options Risk – Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX Options Valuation Risk – The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options does not increase or decrease at the same rate as the S&P 500 Index (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the S&P 500 Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the S&P 500 Index and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and there is a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Hedging Transactions Risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub -Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Index Risk – The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Options Risk – The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies and ETFs Risks – When the Fund invests in ETFs and other investment companies, (“underlying Funds”), it will bear additional expenses based on its pro rata share of investment company’s or ETF’s operating expenses, including the management fees of the investment company or ETF in addition to those paid by the Fund. The risk of owning an investment company or (including a closed-end fund or ETF) generally reflects the risks of owning the underlying investments held by the investment company or (including a closed- end fund or ETF). The Fund will also incur brokerage costs when it purchases and sells ETFs. The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Regents Park Hedged Market Strategy ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below) and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	2/1/23	7/31/23	2/1/23 – 7/31/23*	2/1/23 – 7/31/23
	$1,000.00	$1,075.20	$3.86	0.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	2/1/23	7/31/23	2/1/23 – 7/31/23*	2/1/23 – 7/31/23
	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number in the fiscal year (365).

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended July 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Regents Park Hedged Market Strategy ETF

At a meeting held on March 27–28, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield Diversified Alternatives ETF (the “Regents Park ETF” or the “Fund”) and (ii) the sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”), Regents Park, and the Trust, on behalf of the Fund.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser and the Sub-Adviser. The Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Agreements with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2023

services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures.

The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other, and considered the expansion in staffing of the Adviser in different areas. The Board considered the differing functions of each firm with respect to managing either the operations and/or the portfolio for the Fund, any potential conflicts of interest for the Fund that the arrangement served, and the Adviser’s mitigation of such conflicts.

The Board noted no significant disruption or impact to the services provided by the Adviser as a result of the COVID-19 pandemic and that the Adviser had continued to provide the same level, quality and extent of services to the Fund. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Regents Park ETF and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund, and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2023

the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Regents Park ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Regents Park ETF and their background and experience; information relating to the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record of the Regents Park ETF and the fees and expenses of the Regents Park ETF as compared to other mutual funds with similar investment strategies, as applicable.

In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub-adviser, the Board also took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board noted no significant disruption or impact to the services provided by the Sub-Adviser as a result of the COVID-19 pandemic and that the Sub-Adviser had continued to provide the same level, quality and extent of services to the Fund. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board noted the continued retention of an outside CCO and found that Anfield continued to operate an effective compliance program and had no significant compliance matters reported over the past year. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Regents Park ETF and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a broad-based index and against the performance of a group of peer funds provided by Broadridge, an independent third-party data provider (the “Peer Group”). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group. The Board also received discount/premium information.

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2023

The Board also took into account management’s discussion of the performance of the Regents Park ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

With respect to the Regents Park ETF, the Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio and considered, among other data, the performance of the Fund for the since inception period ended December 31, 2022 as compared to the Fund’s benchmark index, Peer Group and Morningstar category. The Board considered that, for the since inception period, the Fund outperformed its benchmark index, equaled the performance of the median of its Morningstar category, and underperformed the median of its Peer Group. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account the relatively short operational history of the Fund, which was less than a year. The Board concluded that the that the Adviser and Sub-Adviser have shown the ability to manage the Fund in accordance with the strategies set forth in the prospectus.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that, with respect to the Regents Park Hedged Market Strategy ETF, the Fund’s unitary fee was above the contractual fee median of the Morningstar category and below the median of the Peer Group. The Board also noted that the Fund’s net total expenses were equal to the median of the Morningstar category and lower than the median of the Peer Group.

With respect to the sub-advisory fee, the Board considered that the Regents Park ETF pays a unitary fee to Regents Park and that, in turn, Regents Park pays a portion of its fee to Anfield. The Board took into account the amount of the advisory fee retained by Regents Park and the services provided with respect to the Regents Park ETF by the Adviser and the Sub-Adviser. The Board noted that the unitary advisory fee is 0.75% of the Regents Park ETF’s average daily net assets, of which a portion is retained by Regents Park and a portion is paid by Regents Park to Anfield, net of the Regent Park ETF’s operating expenses. The Board took into account the Adviser’s discussion of the unitary fee structure, including that the allocation of the advisory and sub-advisory fees was comparable to the advisory fees charged for other ETFs advised by Regents Park and sub-advised by Anfield. The Board considered that Regents Park is responsible for the operating expenses of the Fund and that the Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from Regents Park in connection with Regents Park’s payment of the expenses and liabilities of the Fund. The Board also noted any reimbursement of Fund expenses by the Sub-Adviser. The Board also determined that the services provided under each of the Agreements were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Regents Park ETF may invest.

Regents Park Hedged Market Strategy ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2023

Based on the factors above, the Board concluded that the unitary advisory fee and the sub-advisory fee were not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park, Anfield, and their respective affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund and in the aggregate with certain other funds managed by the Adviser in the Trust. The Board concluded that each of Regents Park and Anfield’s profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective relationship with the Fund. The Board noted that neither of Regents Park or Anfield believed it would receive any direct, indirect or ancilla material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

RGTPK-SAR23

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 10/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 10/4/2023

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 10/4/2023